Financial instruments (Details Textual) ₨ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) Unit_USD	Mar. 31, 2018 INR (₨) Unit_USD	Mar. 31, 2017 INR (₨)
Financial instruments [Line Items]
Other non-financial assets	₨ 10,639	₨ 13,058
Other non-financial liabilities	8,898	9,321
Derivative financial assets	360	103
Derivative financial liabilities	68	85
Gains (losses) on cash flow hedges, net of tax	111	(41)	₨ 908
Reserve of cash flow hedges	229	49
Interest rate swap contract [member]
Financial instruments [Line Items]
Gains (losses) on cash flow hedges, net of tax	₨ 0	₨ 9
Nominal amount of hedging instrument | Unit_USD	50	50
Other comprehensive income, net of tax, cash flow hedges	₨ 28